Earnings Per Common Share, Calculation of Earnings and Diluted Earnings per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Common Share [Abstract]
Wells Fargo net income	$ 18,897	$ 15,869	$ 12,362
Less: Preferred stock dividends and other	898	844	730
Wells Fargo net income applicable to common stock (numerator)	$ 17,999	$ 15,025	$ 11,632
Earnings per common share
Average common shares outstanding (denominator)	5,287.6	5,278.1	5,226.8
Per share	$ 3.40	$ 2.85	$ 2.23
Diluted earnings per common share
Average common shares outstanding	5,287.6	5,278.1	5,226.8
Diluted average common shares outstanding (denominator)	5,351.5	5,323.4	5,263.1
Per share	$ 3.36	$ 2.82	$ 2.21
Stock Options [Member]
Diluted earnings per common share
Weighted Average Number Diluted Shares Outstanding, Adjustment	27.5	24.2	28.3
Rights [Member]
Diluted earnings per common share
Weighted Average Number Diluted Shares Outstanding, Adjustment	36.4	21.1	8.0